COMMITMENTS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies [Line Items]
2015	35.0
2016	7.1
2017	3.2
2018	2.1
2019	0.4
Operating Leases, Future Minimum Payments Due	47.8